Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Trade accounts receivable	$ 203.4	$ 149.4
Property, plant and equipment	1,956.0	968.9	$ 1,964.7	$ 2,104.9
Intangible assets	2,075.6	894.1	$ 1,898.8	$ 1,882.4
Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	203.4	294.2
Property, plant and equipment	1,956.0	2,058.6
Intangible assets	2,075.6	2,051.7
Total	4,235.0	4,404.5
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	2.4	4.7
Property, plant and equipment	821.7	859.5
Intangible assets	1,065.5	1,048.8
Total	1,889.6	1,913.0
Defense and Security [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	50.5	62.0
Property, plant and equipment	216.6	261.6
Intangible assets	8.4	16.5
Total	275.5	340.1
Executive Jets [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable		15.2
Property, plant and equipment	322.2	456.6
Intangible assets	750.5	750.5
Total	1,072.7	1,222.3
Service and Support [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	146.0	208.6
Property, plant and equipment	595.5	480.9
Total	741.5	689.5
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	4.5	3.7
Intangible assets	155.0	113.8
Total	159.5	117.5
Total reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	203.4	294.2
Property, plant and equipment	1,956.0	2,058.6
Intangible assets	1,979.4	1,929.6
Total	4,138.8	4,282.4
Unallocated [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Intangible assets	96.2	122.1
Total	$ 96.2	$ 122.1